UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—9.59%

Federal Farm Credit Bank
3.03%, due 02/01/08[1]	94,500,000	94,492,500
Federal Home Loan Bank
4.668%, due 02/19/08[1,2]	173,000,000	173,000,000
4.785%, due 02/19/08[1]	220,000,000	220,000,000
4.345%, due 04/10/08[1]	50,000,000	49,995,864
4.500%, due 11/05/08	107,000,000	107,000,000
3.350%, due 01/23/09	68,000,000	68,000,000
Federal Home Loan Mortgage Corp.
4.670%, due 03/30/08[1]	60,000,000	59,974,610
3.625%, due 09/15/08	157,610,000	157,060,429
4.300%, due 12/26/08	77,000,000	77,000,000
Federal National Mortgage Association
3.171%, due 04/28/08[1]	167,500,000	167,429,173
3.375%, due 01/23/09	65,000,000	65,000,000

Total US government and agency obligations (cost—$1,238,952,576)		1,238,952,576

Bank notes—0.97%[1]

Banking-US—0.97%
Wachovia Bank N.A. (Charlotte)
4.753%, due 04/04/08 (cost—$125,000,000)	125,000,000	125,000,000

Time deposits—1.93%

Banking-non-US—1.93%
SunTrust Bank, Cayman Islands
3.375%, due 02/01/08 (cost—$250,000,000)	250,000,000	250,000,000

Certificates of deposit—12.92%

Banking-non-US—9.54%
Bank of Scotland PLC
5.400%, due 06/11/08	90,000,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	100,000,000	100,000,000
Calyon N.A., Inc.
3.045%, due 02/01/08[1]	45,000,000	44,998,578
4.750%, due 02/28/08	100,000,000	100,000,000
Deutsche Bank AG
5.360%, due 02/14/08	90,000,000	90,000,000
4.753%, due 03/25/08[1]	125,000,000	125,000,000
Dexia Credit Local
3.235%, due 02/28/08[1]	100,000,000	99,996,162
Fortis Bank NV-SA
4.850%, due 02/11/08	165,000,000	165,000,000
Natixis
4.810%, due 02/08/08	100,000,000	100,000,000
Norinchukin Bank Ltd.
3.200%, due 04/01/08	115,000,000	115,000,000
Royal Bank of Scotland
5.440%, due 03/11/08	75,000,000	75,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,232,994,740

Banking-US—3.38%
American Express Centurion Bank
4.060%, due 04/11/08	50,000,000	50,000,000
American Express, Federal Savings Bank
4.430%, due 04/08/08	125,000,000	125,000,000

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-US—(concluded)
PNC Bank N.A.
3.190%, due 07/25/08	157,800,000	157,800,000
State Street Bank & Trust Co.
5.540%, due 02/04/08	104,000,000	104,000,000

		436,800,000

Total certificates of deposit (cost—$1,669,794,740)		1,669,794,740

Commercial paper[3]—38.32%

Asset backed-banking—1.35%
Atlantis One Funding
3.350%, due 02/25/08	56,000,000	55,874,934
3.850%, due 04/15/08	119,000,000	118,058,247

		173,933,181

Asset backed-miscellaneous—23.24%
Alpine Securitization
4.320%, due 02/13/08	100,000,000	99,856,000
Amsterdam Funding Corp.
4.550%, due 02/05/08	115,000,000	114,941,861
4.450%, due 04/09/08	100,000,000	99,159,444
Atlantic Asset Securitization LLC
4.450%, due 02/04/08	61,582,000	61,559,163
4.340%, due 02/11/08	90,000,000	89,891,500
Barton Capital LLC
4.500%, due 02/06/08	45,612,000	45,583,493
3.350%, due 03/03/08	75,000,000	74,783,646
4.270%, due 03/06/08	106,996,000	106,564,509
3.170%, due 03/13/08	80,298,000	80,008,102
Bryant Park Funding LLC
4.300%, due 02/08/08	100,351,000	100,267,095
4.320%, due 02/11/08	50,000,000	49,940,000
3.430%, due 02/25/08	96,000,000	95,780,480
Chariot Funding LLC
3.600%, due 02/05/08	64,675,000	64,649,130
4.050%, due 02/19/08	108,808,000	108,587,664
Falcon Asset Securitization Corp.
4.050%, due 02/22/08	213,147,000	212,643,440
Jupiter Securitization Co. LLC
4.350%, due 02/01/08	99,774,000	99,774,000
3.350%, due 02/20/08	100,000,000	99,823,194
Kitty Hawk Funding Corp.
3.900%, due 03/18/08	50,000,000	49,750,833
3.020%, due 04/25/08	170,000,000	168,802,067
Old Line Funding Corp.
3.300%, due 02/15/08	100,000,000	99,871,667
4.280%, due 02/27/08	105,215,000	104,889,769
Ranger Funding Co. LLC
3.300%, due 03/07/08	100,000,000	99,679,167
Thunderbay Funding
4.650%, due 02/13/08	42,877,000	42,810,541
3.550%, due 03/07/08	45,235,000	45,078,876
3.900%, due 04/11/08	159,000,000	157,794,250

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[3]—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
4.350%, due 02/11/08	240,000,000	239,710,000
3.200%, due 04/25/08	50,000,000	49,626,667
Windmill Funding Corp.
4.380%, due 02/05/08	40,000,000	39,980,533
4.540%, due 02/13/08	115,000,000	114,825,967
3.950%, due 03/14/08	90,000,000	89,585,250
Yorktown Capital LLC
3.020%, due 04/25/08	96,386,000	95,706,800

		3,001,925,108

Asset backed-securities—0.94%
Grampian Funding LLC
4.500%, due 04/08/08	123,000,000	121,969,875

Banking-US—9.30%
Barclays US Funding Corp.
5.110%, due 02/15/08	75,000,000	74,850,958
2.960%, due 07/21/08	125,000,000	123,242,500
BNP Paribas Finance
4.145%, due 04/15/08	25,400,000	25,183,585
CBA (Delaware) Finance, Inc.
3.280%, due 04/17/08	72,000,000	71,501,440
Danske Corp.
5.120%, due 02/20/08	40,000,000	39,891,911
4.250%, due 03/11/08	50,000,000	49,769,792
Dexia Delaware LLC
3.270%, due 04/22/08	35,000,000	34,742,488
Fortis Funding LLC
3.050%, due 02/07/08	3,000,000	2,998,475
ING (US) Funding LLC
3.100%, due 04/25/08	140,000,000	138,987,333
Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	156,250,000	154,656,771
Nordea N.A., Inc.
4.740%, due 02/14/08	100,000,000	99,828,833
San Paolo IMI US Financial Co.
4.230%, due 04/10/08	125,000,000	123,986,562
Scotiabanc, Inc.
4.550%, due 04/02/08	60,000,000	59,537,417
Societe Generale N.A., Inc.
3.915%, due 04/14/08	80,000,000	79,364,900
4.000%, due 07/09/08	125,000,000	122,791,667

		1,201,334,632

Brokerage—0.95%
Greenwich Capital Holdings, Inc.
4.880%, due 04/29/08	124,750,000	123,261,871

Finance-noncaptive diversified—2.27%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	98,073,611
4.390%, due 08/21/08	200,000,000	195,073,444

		293,147,055

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[3]—(concluded)

Insurance-multiline—0.27%
Swiss RE Financial Products
4.950%, due 02/28/08	35,000,000	34,870,062

Total commercial paper (cost—$4,950,441,784)		4,950,441,784

US master notes—3.95%

Brokerage—3.95%
Banc of America Securities LLC
3.205%, due 02/01/08[1,4]	310,000,000	310,000,000
Bear Stearns Cos., Inc.
3.525%, due 02/01/08[1,4]	200,000,000	200,000,000

Total US master notes (cost—$510,000,000)		510,000,000

Funding agreements—2.83%

Insurance-life—2.83%
Metropolitan Life Insurance Co. of CT
4.711%, due 02/01/08[1,5]	150,000,000	150,000,000
New York Life Insurance Co.
4.701%, due 02/01/08[1,5]	215,000,000	215,000,000

Total funding agreements (cost—$365,000,000)		365,000,000

Short-term corporate obligations—10.79%

Asset backed-securities—1.08%
K2 (USA) LLC
3.565%, due 02/01/08[1,6]	50,000,000	49,999,739
4.906%, due 03/20/08[1,6]	26,000,000	25,999,465
5.346%, due 06/02/08[6]	63,000,000	62,999,190

		138,998,394

Banking-non-US—7.04%
ANZ National International Ltd.
4.231%, due 03/10/08[1,6]	122,000,000	122,000,000
Bank of Ireland
3.944%, due 02/20/08[1,6]	85,000,000	85,000,000
Bank of Scotland PLC
4.701%, due 02/01/08[1,6]	85,000,000	85,000,000
BNP Paribas
4.845%, due 02/07/08[1]	112,000,000	112,000,000
4.032%, due 05/13/08[1]	60,000,000	60,000,000
Commonwealth Bank of Australia
3.794%, due 02/25/08[1,6]	81,000,000	81,000,000
La Caja de Ahorros y Pensiones de Barcelona
3.848%, due 04/23/08[1,6]	100,000,000	100,000,000
National Australia Bank Ltd.
4.207%, due 02/15/08[1,6]	77,000,000	77,000,000
Totta Ireland PLC
4.540%, due 02/07/08[1,6]	88,000,000	88,000,000
Westpac Banking Corp.
4.530%, due 02/06/08[1,6]	100,000,000	100,000,000

		910,000,000

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Short-term corporate obligations—(concluded)

Banking-US—0.77%
Bank of New York Mellon Corp.
4.289%, due 02/12/08[1,6]	100,000,000	100,000,000

Finance-captive automotive—1.90%
Toyota Motor Credit Corp.
3.050%, due 02/01/08[1]	95,000,000	95,000,000
3.070%, due 02/01/08[1]	50,000,000	50,001,461
4.616%, due 04/07/08[1]	100,000,000	100,003,690

		245,005,151

Total short-term corporate obligations (cost—$1,394,003,545)		1,394,003,545

Repurchase agreements—19.27%

Repurchase agreement dated 01/31/08 with Barclays Bank PLC, 2.850%, due 02/01/08, collateralized by $61,315,000 Federal Home Loan Bank obligations, 5.350% due 10/03/12, $123,139,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 07/21/08 to 04/16/37 and $111,000,000 Federal National Mortgage Association obligations, 5.500% due 11/17/16; (value—$306,000,202); proceeds: $300,023,750	300,000,000	300,000,000

Repurchase agreement dated 01/31/08 with Citigroup Financial Products, 3.530%, due 02/01/08, collateralized by $713,659,161 various whole loan assets, zero coupon to 9.573% due 03/06/08 to 12/21/37; (value—$611,901,643); proceeds: $550,053,931	550,000,000	550,000,000

Repurchase agreement dated 01/31/08 with Deutsche Bank Securities, Inc., 2.850%, due 02/01/08, collateralized by $203,530,000 Federal Home Loan Mortgage Corp. obligations, 4.750% to 5.300% due 02/27/09 to 03/05/09 and $363,580,000 Federal National Mortgage Association obligations, zero coupon to 6.160% due 07/02/08 to 05/15/30; (value—$612,000,463); proceeds: $600,047,500	600,000,000	600,000,000

Repurchase agreement dated 01/31/08 with Goldman Sachs & Co., 3.325%, due 02/01/08, collateralized by $121,792,627 various whole loan assets, zero coupon due 03/25/08 to 10/01/46; (value—$118,450,001); proceeds: $115,010,622	115,000,000	115,000,000

Repurchase agreement dated 01/31/08 with Goldman Sachs & Co., 3.375%, due 02/01/08, collateralized by $810,152,252 various asset-backed securities, zero coupon to 10.127% due 02/20/08 to 12/05/50; (value—$472,500,004); proceeds: $450,042,188	450,000,000	450,000,000

Repurchase agreement dated 01/31/08 with Lehman Commercial Paper, Inc., 3.523%, due 02/01/08, collateralized by $467,919,308 various whole loan assets, 1.000% to 14.750% due 03/05/09 to 07/01/46; (value—$488,414,787); proceeds: $465,045,505	465,000,000	465,000,000

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/31/08 with State Street Bank & Trust Co., 1.400%, due 02/01/08, collateralized by $6,721,046 US Treasury Bills, zero coupon due due 05/01/08 and $2,460,997 US Treasury Bonds, 7.250% to 8.125% due 08/15/19 to 08/15/22; (value—$10,182,920); proceeds: $9,979,388	9,979,000	9,979,000

Total repurchase agreements (cost—$2,489,979,000)		2,489,979,000

	Number
	of shares

Investments of cash collateral from securities loaned—1.20%

Money market funds[7]—1.20%
AIM Prime Portfolio 3.663%	39	39
DWS Money Market Series 4.201%	92,288,741	92,288,741
UBS Private Money Market Fund LLC 3.941%[8]	62,211,418	62,211,418

Total money market funds and investments of cash collateral from securities loaned (cost—$154,500,198)		154,500,198

Total investments (cost—$13,147,671,843 which approximates cost for federal income tax purposes)[9,10]—101.77		13,147,671,843

Liabilities in excess of other assets—(1.77)%		(228,639,746)

Net assets—100.00%		12,919,032,097

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2008, and reset periodically.

2	Security, or portion thereof, was on loan at January 31, 2008.

3	Interest rates shown are the discount rates at date of purchase.

4	The securities detailed in the table below, which represent 3.95% of net assets, are considered liquid and restricted as of January 31, 2008.

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of net		percentage of net
Restricted securities	date[11]	cost ($)	assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 3.205%, 02/01/08	01/31/08	310,000,000	2.40	310,000,000	2.40

Bear Stearns Cos., Inc., 3.525%, 02/01/08	01/31/08	200,000,000	1.55	200,000,000	1.55

		510,000,000	3.95	510,000,000	3.95

Prime Master Fund
Schedule of investments – January 31, 2008 (unaudited)

5	The securities detailed in the table below, which represent 2.83% of net assets, are considered illiquid and restricted as of January 31, 2008.

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted securities	date[11]	cost ($)	net assets (%)	Value ($)	net assets (%)

Metropolitan Life Insurance Co. of CT., 4.711%, 02/01/08	01/02/08	150,000,000	1.16	150,000,000	1.16

New York Life Insurance Co., 4.701%, 02/01/08	01/02/08	215,000,000	1.67	215,000,000	1.67

		365,000,000	2.83	365,000,000	2.83

6	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.56% of net assets as of January 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Rates shown reflect yield at January 31, 2008.

8	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended January 31, 2008.

Security description	Value at 08/28/07 ($)	Purchases during the period ended 01/31/08 ($)	Sales during the period ended 01/31/08 ($)	Value at 01/31/08 ($)	Net income earned from affiliate for the period ended 01/31/08 ($)

UBS Private Money Market Fund LLC	565,090	1,385,184,359	1,323,538,031	62,211,418	191,360

9	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.

10	Includes $150,033,750 of investments in securities on loan, at value.

11	Acquisition dates represent most recent reset dates on variable rate securities.

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	80.7

Japan	3.5

France	3.2

United Kingdom	2.8

Belgium	2.0

Australia	2.0

Germany	1.6

Spain	1.4

Sweden	1.0

New Zealand	0.9

Ireland	0.6

Switzerland	0.3

Total	100.0

Weighted average maturity — 48 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2007.

Treasury Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government obligations—19.86%

US Treasury Bills
4.051%, due 02/14/08[1,2]	50,000,000	49,926,857
3.295%, due 02/21/08[1,2]	75,000,000	74,862,708
3.385%, due 02/21/08[1,2]	90,000,000	89,830,750
3.111%, due 02/28/08[1,2]	100,000,000	99,766,675
3.005%, due 03/20/08[1,2]	100,000,000	99,599,334
4.155%, due 03/20/08[1,2]	25,000,000	24,861,500
3.516%, due 05/22/08[1,2]	90,000,000	89,024,449
3.260%, due 05/29/08[1,2]	70,000,000	69,252,011
3.293%, due 05/29/08[1,2]	25,000,000	24,730,198
3.262%, due 06/05/08[1,2]	70,000,000	69,207,153
3.190%, due 06/12/08[1,2]	85,000,000	84,005,783

Total US government obligations (cost—$775,067,418)		775,067,418

Repurchase agreements—80.14%

Repurchase agreement dated 01/31/08 with Barclays Bank PLC, 1.700% due 02/01/08, collateralized by $446,468,000 US Treasury Inflation Index Notes, 2.000% to 2.625% due 01/15/16 to 07/15/17; (value—$499,800,581); proceeds: $490,023,139	490,000,000	490,000,000

Repurchase agreement dated 01/31/08 with Bear Stearns & Co., Inc., 1.650% due 02/01/08, collateralized by $91,935,000 US Treasury Bills, zero coupon due 06/19/08, $69,965,000 US Treasury Bonds, 8.125% to 8.750% due 05/15/20 to 08/15/21, $20,095,000 US Treasury Inflation Index Bonds, 3.875% due 04/15/29, $12,000,000 US Treasury Inflation Index Notes, 0.875% due 04/15/10 and $232,289,000 US Treasury Notes, 3.250% to 5.125% due 02/15/08 to 05/15/15; (value—$484,638,738); proceeds: $475,021,771	475,000,000	475,000,000

Repurchase agreement dated 01/31/08 with Deutsche Bank Securities, Inc., 1.750% due 02/01/08, collateralized by $5,441,000 US Treasury Bills, zero coupon due 06/26/08, $115,491,000 US Treasury Bonds, 8.750% due 05/15/20, $194,326,000 US Treasury Inflation Index Notes, 3.500% due 01/15/11 and $162,884,000 US Treasury Notes, 4.500% to 5.625% due 05/15/08 to 02/15/16; (value—$600,168,644); proceeds: $588,428,603	588,400,000	588,400,000

Repurchase agreement dated 01/31/08 with Goldman Sachs & Co., 1.620% due 02/01/08, collateralized by $524,768,000 US Treasury Inflation Index Bonds, 2.375% due 01/15/25 to 01/15/27; (value—$612,000,264); proceeds: $600,027,000	600,000,000	600,000,000

Repurchase agreement dated 01/31/08 with Lehman Brothers, Inc., 1.700% due 02/01/08, collateralized by $514,439,000 US Treasury Bills, zero coupon due 06/19/08 to 07/03/08; (value—$510,000,739); proceeds: $500,023,611	500,000,000	500,000,000

Treasury Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/31/08 with Merrill Lynch & Co., 1.600% due 02/01/08, collateralized by $445,330,000 US Treasury Notes, 4.625% due 08/31/11; (value—$484,501,335); proceeds: $475,021,111	475,000,000	475,000,000

Repurchase agreement dated 01/31/08 with State Street Bank & Trust Co., 1.400% due 02/01/08, collateralized by $12,797 US Treasury Bills, zero coupon due 05/01/08 and $4,592 US Treasury Bonds, 7.250% to 8.125% due 08/15/19 to 08/15/22; (value—$19,388); proceeds: $19,001	19,000	19,000

Total repurchase agreements (cost—$3,128,419,000)		3,128,419,000

Total investments (cost—$3,903,486,418 which approximates cost for federal income tax purposes)[3,4]—100.00%		3,903,486,418

Liabilities in excess of other assets—(0.00)%		(103,266)

Net assets—100.00%		3,903,383,152

1	Interest rates shown are the discount rates at date of purchase.

2	Security was on loan at January 31, 2008.

3	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

4	Includes $777,184,470 of investments in securities on loan, at value. The custodian held US government securities having an aggregate value of $803,191,538 as collateral for portfolio securities loaned as follows:

Face
Amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

70,450	US Treasury Bonds	02/15/15	11.250	109,281,734
17,625	US Treasury Bonds	08/15/17	8.875	25,701,788
43,500	US Treasury Bonds	08/15/28	5.500	51,436,386
67,560	US Treasury Stripped Interest Payment Bonds	08/15/11	0.000	61,817,400
61,390	US Treasury Stripped Interest Payment Bonds	02/15/20	0.000	36,950,641
90,150	US Treasury Stripped Interest Payment Bonds	08/15/20	0.000	52,845,930
194,275	US Treasury Stripped Interest Payment Bonds	05/15/26	0.000	84,587,335
305,960	US Treasury Stripped Principal Payment Bonds	11/15/21	8.000	167,482,504
114,900	US Treasury Stripped Principal Payment Bonds	08/15/25	6.875	51,900,330
125,950	US Treasury Stripped Principal Payment Bonds	11/15/27	6.125	50,871,205
303,150	US Treasury Stripped Principal Payment Bonds	05/15/30	6.250	110,316,285

				803,191,538

Weighted average maturity — 15 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2007.

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—82.37%

Alaska—1.45%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A, 1.800%, VRD	6,225,000	6,225,000
Series B, 1.800%, VRD	30,000,000	30,000,000

		36,225,000

Arizona—1.44%
Apache County Industrial Development Authority
Revenue (Tucson Electric Power), Series 83A,
2.150%, VRD	19,800,000	19,800,000
Phoenix Civic Improvement Corp. Excise Tax
Revenue (JP Morgan PUTTERs, Series 1218) (FGIC Insured),
2.900%, VRD[1,2]	8,250,000	8,250,000
Phoenix Industrial Development Authority
Multifamily Housing Revenue Refunding (Paradise
Lakes Apartment) Series A,
2.090%, VRD	8,000,000	8,000,000

		36,050,000

Arkansas—0.35%
Little Rock Sewer Revenue (Wachovia Bank Merlots),
Series D49 (FSA Insured),
2.360%, VRD[1,2]	8,775,000	8,775,000

California—2.61%
California State Department Water Resources Power
Supply Series G-6 (FSA Insured),
1.950%, VRD	25,000,000	25,000,000
California State Revenue Anticipation Notes,
4.000%, due 06/30/08	40,000,000	40,101,405

		65,101,405

Colorado—0.79%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series A-1, 1.900%, VRD	1,300,000	1,300,000
Series B-1, 1.900%, VRD	2,200,000	2,200,000
Series B-2, 1.900%, VRD	3,015,000	3,015,000
Series C-6, 1.900%, VRD	2,150,000	2,150,000
Series D-1, 1.900%, VRD	3,000,000	3,000,000
Colorado Springs Utilities Revenue Refunding (Sub
Lien Improvement), Series A,
2.150%, VRD	8,125,000	8,125,000

		19,790,000

Connecticut—2.34%
Connecticut State (JP Morgan PUTTERs, Series
1170) (FGIC Insured),
2.900%, VRD[1,2]	8,875,000	8,875,000
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University),
Series U, 1.750%, VRD	25,755,000	25,755,000
Series V-2, 1.600%, VRD	18,600,000	18,600,000
Series X-2, 1.900%, VRD	4,200,000	4,200,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Connecticut—(concluded)
Series X-3, 1.500%, VRD	1,100,000	1,100,000

		58,530,000

Delaware—0.41%
Delaware State Economic Development Authority
Revenue (Hospital Billing), Series A,
2.150%, VRD	5,450,000	5,450,000
Wilmington Revenue (Salesianum School Project),
2.170%, VRD	4,900,000	4,900,000

		10,350,000

District of Columbia—0.35%
District of Columbia Revenue (Consortium Issue),
2.160%, VRD	800,000	800,000
District of Columbia Revenue (Multi-Modal),
American University,
2.120%, VRD	5,350,000	5,350,000
District of Columbia Revenue (Sidwell Friends School),
2.120%, VRD	2,500,000	2,500,000

		8,650,000

Florida—5.68%
Florida Turnpike Authority Revenue (Citigroup
ROCS, Series RR-II-R-11187) (MBIA Insured),
2.530%, VRD[1,2]	9,940,000	9,940,000
Gainesville Utilities System Revenue,
Series A, 1.790%, VRD	25,000,000	25,000,000
Series C, 2.000%, VRD	8,500,000	8,500,000
JEA Electric System Revenue, Series Three-A,
1.870%, VRD	11,100,000	11,100,000
Nassau County Pollution Control Revenue (Rayonier Project),
2.050%, VRD	5,745,000	5,745,000
Orange County Industrial Development Authority
Industrial Development Revenue (Catholic Charities Center),
1.800%, VRD	2,600,000	2,600,000
Orlando & Orange County Expressway Authority
Revenue (Morgan Stanley Floater Certificates, Series 2332) (FSA Insured),
2.200%, VRD[1,2]	3,985,000	3,985,000
Orlando Utilities Commission Water & Electric Revenue Refunding,
5.000%, VRD	5,000,000	5,053,710
Palm Beach County Health Facilities Authority
Revenue (Bethesda Healthcare System Project),
1.800%, VRD	43,585,000	43,585,000
Palm Beach County Industrial Development Revenue
(South Florida Blood Banks Project),
2.120%, VRD	4,700,000	4,700,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
Palm Beach County School Board Certificates of
Participation, Series B (FSA Insured),
2.060%, VRD	11,505,000	11,505,000
Pinellas County Health Facilities Authority Revenue
Refunding (Hospital Facilities-Bayfront Projects),
1.800%, VRD	2,300,000	2,300,000
Tampa Bay Water Utilities System Revenue (Morgan
Stanely Floater Certificates, Series 112) (FGIC Insured),
2.250%, VRD[1,2]	5,745,000	5,745,000
Volusia County Health Facilities Authority Revenue
(Hospital-Scott & White Volusia Health), Series A,
2.140%, VRD	2,170,000	2,170,000

		141,928,710

Georgia—3.52%
Atlanta Airport Passenger Facilities Charge Revenue
(Morgan Stanley Floater Certificates, Series 2044)
(FSA Insured),
2.270%, VRD[1,2]	3,605,000	3,605,000
Atlanta Development Authority Revenue (Botanical
Garden Improvements Project),
2.120%, VRD	10,000,000	10,000,000
Cobb County Development Authority Revenue
(Young Mens Christian Association),
2.200%, VRD	5,600,000	5,600,000
DeKalb County Hospital Authority Revenue
Anticipation Certificates (DeKalb Medical Center
Project), Series B (FSA Insured),
2.170%, VRD	4,095,000	4,095,000
DeKalb Private Hospital Authority Revenue
Anticipation Certificates (Childrens Health), Series B,
2.110%, VRD	2,165,000	2,165,000
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
3.630%, VRD[1,2]	10,385,000	10,385,000
Fulton County Development Authority Revenue
(Metro Atlanta YMCA Project),
2.200%, VRD	4,090,000	4,090,000
Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.050%, VRD	5,490,000	5,490,000
Series A, 2.150%, VRD	3,880,000	3,880,000
Series B, 2.120%, VRD	5,000,000	5,000,000
Fulton County Hospital Authority Revenue
Anticipation Certificates (Northside),
Series A, 2.150%, VRD	2,635,000	2,635,000
Series B, 1.880%, VRD	6,830,000	6,830,000
Georgia State, Series H-2,
1.800%, VRD	6,850,000	6,850,000
Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,351,681

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Georgia—(concluded)
Gwinnett County Hospital Authority Revenue
Anticipation Certificates (Gwinnett Hospital System Project),
Series C (FSA Insured),
2.110%, VRD	2,075,000	2,075,000
Henry County School District,
5.000%, due 04/01/08	5,800,000	5,820,116
Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue (Citigroup ROCS, Series RR-II-R-11241)
(FSA Insured),
2.280%, VRD[1,2]	5,000,000	5,000,000

		87,871,797

Illinois—6.71%
Chicago Board of Education,
Series C (ABN AMRO MuniTops Certificates Trust,
Series 2002-4) (FSA Insured),
2.260%, VRD[1,2]	10,000,000	10,000,000
Series C (FSA Insured),
2.150%, VRD	20,000,000	20,000,000
Series D (FSA Insured),
2.170%, VRD	15,335,000	15,335,000
Chicago Metropolitan Water Reclamation District-
Greater Chicago (Citigroup ROCS, Series RR-II-R-11283),
2.280%, VRD[1,2]	3,000,000	3,000,000
Chicago Project, Series B-1 (FSA Insured),
2.170%, VRD	10,000,000	10,000,000
Cook County (Capital Improvement), Series E,
1.870%, VRD	2,600,000	2,600,000
Cook County (Citigroup ROCS, Series RR-II-R-11193)
(MBIA Insured),
2.530%, VRD[1,2]	7,095,000	7,095,000
Illinois Development Finance Authority Revenue
(Evanston Northwestern), Series C,
2.170%, VRD	5,500,000	5,500,000
Illinois Development Finance Authority Revenue
(Metropolitan Family Services),
2.150%, VRD	5,964,000	5,964,000
Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project), Series A,
2.100%, VRD	2,300,000	2,300,000
Illinois Finance Authority Revenue (Chicago
Historical Society),
2.200%, VRD	7,000,000	7,000,000
Illinois Finance Authority Revenue (Northwestern
Memorial Hospital), Series B-2,
1.900%, VRD	11,300,000	11,300,000
Illinois Finance Authority Revenue (WBEZ Alliance, Inc. Project),
2.250%, VRD	21,500,000	21,500,000
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital), Series C,
1.900%, VRD	8,600,000	8,600,000
Illinois State (Citigroup ROCS, Series-RR-II-R-11295),
2.280%, VRD[1,2]	4,195,000	4,195,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois State Sales Tax Revenue (JP Morgan
PUTTERs, Series 445) (FGIC Insured),
2.900%, VRD[1,2]	6,950,000	6,950,000
Illinois, Series B,
2.070%, VRD	9,800,000	9,800,000
Springfield Electric Revenue (Citigroup Eagle Class
A Certificates 20070156) (MBIA Insured),
2.520%, VRD[1,2]	4,950,000	4,950,000
University of Illinois Board of Trustees Certificates
of Participation (Wachovia Bank Merlots), Series
D01 (FSA Insured),
2.220%, VRD[1,2]	11,565,000	11,565,000

		167,654,000

Indiana—2.52%
Indiana Finance Authority Environmental Revenue
Refunding (Ispat Inland, Inc.),
2.050%, VRD	20,080,000	20,080,000
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.500%, VRD[1,2]	5,315,000	5,315,000
Indianapolis Local Public Improvement Bond Bank
(LTD Recourse Notes), Series F,
4.000%, due 01/12/09	6,250,000	6,298,587
Reid Hospital & Health Care Services, Inc.
Richmond Independent Hospital Authority (Reid
Hospital Project), Series A (FSA Insured),
2.110%, VRD	2,800,000	2,800,000
Saint Joseph County Educational Facilities Revenue
(Univsersity of Notre Dame Du Lac),
2.000%, VRD	13,900,000	13,900,000
1.750%, VRD	14,500,000	14,500,000

		62,893,587

Kansas—0.42%
Kansas Development Finance Authority Revenue
(Morgan Stanley Floater Certificates, Series 2268)
(MBIA Insured),
2.250%, VRD[1,2]	5,355,000	5,355,000
Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	5,000,000	5,011,921

		10,366,921

Kentucky—0.98%
Christian County Association of Leasing Trust Lease Program,
Series B,
1.900%, VRD	14,400,000	14,400,000
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
3.580%, VRD	10,000,000	10,000,000

		24,400,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Louisiana—0.62%
Louisiana Offshore Terminal Authority Deepwater
Port Revenue Refunding (Loop LLC Project), Series A,
1.800%, VRD	15,350,000	15,350,000

Maine—0.34%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs, Series
1973) (AMBAC Insured),
2.600%, VRD[1,2]	2,500,000	2,500,000
Maine Municipal Bond Bank Refunding, Series A,
5.000%, due 11/01/08	6,000,000	6,093,402

		8,593,402

Maryland—2.12%
Maryland Health & Higher Educational Facilities
Authority Revenue (Goucher College),
2.100%, VRD	5,900,000	5,900,000
Maryland Industrial Development Financing
Authority Economic Development Revenue (Calvert
School Inc. Facility),
2.120%, VRD	4,395,000	4,395,000
Maryland State & Local Facilities Loan, Second
Series (Depfa Floating Certificates, Series 3002),
2.270%, VRD[1,2]	3,750,000	3,750,000
Montgomery County Bond Anticipation Notes
(Public Improvement), Series B,
2.000%, VRD	23,900,000	23,900,000
Montgomery County Revenue (Sidwell Friends School),
2.120%, VRD	10,000,000	10,000,000
University of Maryland System Auxiliary Facility &
Tuition Revenue, Series A,
5.000%, due 04/01/08	5,000,000	5,017,171

		52,962,171

Massachusetts—2.36%
Massachusetts Development Finance Agency
Revenue (Harvard University), Series B-2,
1.700%, VRD	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College), Series H,
2.630%, VRD	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University), Series GG-1,
1.900%, VRD	9,200,000	9,200,000
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts Institute of
Technology), Series J-1,
1.750%, VRD	10,100,000	10,100,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College), Series I,
1.950%, VRD	3,000,000	3,000,000
Massachusetts State (JP Morgan PUTTERs, Series
449) (AMBAC-TCRS Insured),
2.600%, VRD[1,2]	4,965,000	4,965,000
Massachusetts State Refunding, Series B,
1.840%, VRD	8,000,000	8,000,000
Massachusetts Water Pollution Abatement Trust,
Series B (Depfa Floating Certificates, Series 3001),
2.270%, VRD[1,2]	3,750,000	3,750,000

		59,015,000

Michigan—2.27%
Detroit Water Supply (JP Morgan PUTTERs, Series
2145) (FSA Insured),
2.250%, VRD[1,2]	20,200,000	20,200,000
Detroit Water Supply System (Second Lien, Series B
(FSA Insured),
1.870%, VRD	6,800,000	6,800,000
Kalamazoo Hospital Finance Authority Hospital
Facilities Revenue (Bronson Methodist Hospital)
(FSA Insured),
2.110%, VRD	3,900,000	3,900,000
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit), Series B,
2.100%, VRD	9,800,000	9,800,000
University of Michigan Revenues (Hospital), Series A,
1.950%, VRD	15,900,000	15,900,000

		56,600,000

Minnesota—0.07%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program), Series B,
2.200%, VRD	1,720,000	1,720,000

Mississippi—0.62%
Jackson Redevelopment Authority Urban Renewal
Revenue (Jackson Medical Mall Foundation Project), Series A,
2.200%, VRD	7,000,000	7,000,000
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project)
Series B, 2.090%, VRD	4,500,000	4,500,000
Series C, 2.050%, VRD	4,000,000	4,000,000

		15,500,000

Missouri—1.05%
Curators University of Missouri Systems Facilities
Revenue, Series B,
2.000%, VRD	4,500,000	4,500,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series B, 1.830%, VRD	4,800,000	4,800,000
Series B, 1.950%, VRD	4,675,000	4,675,000
Series D, 1.880%, VRD	3,000,000	3,000,000
University of Missouri Revenue (System Facilities),
Series A, 1.900%, VRD	5,000,000	5,000,000
Series B, 1.900%, VRD	4,200,000	4,200,000

		26,175,000

Montana—0.02%
Montana Facility Finance Authority Revenue (Sister
of Charity), Series A,
1.900%, VRD	400,000	400,000

Nebraska—0.70%
Lancaster County Hospital Authority Health
Facilities Revenue (Immanuel Health System), Series A,
1.820%, VRD	3,785,000	3,785,000
Nebraska Public Power District Revenue (FSA Insured),
2.250%, VRD[1]	13,660,000	13,660,000

		17,445,000

Nevada—1.50%
Clark County Airport Revenue, Series A (ABN
AMRO MuniTops Certificates Trust, Series 2005-56)
(AMBAC Insured),
2.550%, VRD[1,2]	9,995,000	9,995,000
Director Department of Business & Industry (Nevada
Cancer Institute Project),
2.150%, VRD	27,400,000	27,400,000

		37,395,000

New Hampshire—0.45%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College Issue),
1.980%, VRD	2,300,000	2,300,000
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
1.980%, VRD	6,170,000	6,170,000
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth Hitchcock
Obligation), Series A,
2.100%, VRD	2,700,000	2,700,000

		11,170,000

New Jersey—0.20%
New Jersey Tax and Revenue Anticipation Notes,
4.500%, due 06/24/08	5,000,000	5,016,876

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New Mexico—0.25%
New Mexico State Capital Projects,
4.000%, due 03/01/08	4,810,000	4,813,918
University New Mexico Revenue (JP Morgan PUTTERs,
Series 2498) (FSA Insured),
2.250%, VRD[1,2]	1,500,000	1,500,000

		6,313,918

New York—3.08%
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Citigroup ROCS, Series
RR-II-R-11264),
2.270%, VRD[1,2]	4,795,000	4,795,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (Second
Generation Resolution), Series AA-1,
1.700%, VRD	31,905,000	31,905,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (Second
Generation), Series 2008-BB-3,
1.700%, VRD	13,025,000	13,025,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue, Series F-1,
1.880%, VRD	1,250,000	1,250,000
New York City
Subseries H-1,
1.800%, VRD	3,225,000	3,225,000
Subseries H-2,
1.780%, VRD	5,020,000	5,020,000
New York City Transitional Finance Authority
(Future Tax Secured), Subseries C-5,
1.930%, VRD	4,900,000	4,900,000
New York City Transitional Finance Authority (New
York City Recovery),
Series 3, Subseries 3-E,
1.750%, VRD	8,275,000	8,275,000
Series 3, Subseries 3-F,
1.750%, VRD	4,600,000	4,600,000

		76,995,000

North Carolina—5.81%
Charlotte-Mecklenburg Hospital Authority Health
Care Systems Revenue Refunding (Carolinas Healthcare),
Series B, 1.880%, VRD	3,877,000	3,877,000
Series C, (AMBAC Insured),
3.450%, VRD	45,000,000	45,000,000
Forsyth County School, Series B,
2.130%, VRD	10,820,000	10,820,000
Mecklenburg County Certificates of Participation, Series A,
1.880%, VRD	4,500,000	4,500,000
Mecklenburg County, Series A,
2.130%, VRD	6,340,000	6,340,000
North Carolina (Public Improvement), Series G,
2.050%, VRD	15,545,000	15,545,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Warren Wilson College),
2.150%, VRD	8,800,000	8,800,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Capital Facilities Finance Agency
Student Revenue (Housing Facilities-Wolfpack
Club), Series A,
2.160%, VRD	4,440,000	4,440,000
North Carolina State Refunding,
Series B, 2.050%, VRD	19,500,000	19,500,000
Series E, 2.150%, VRD	8,800,000	8,800,000
Union County, Series A,
2.120%, VRD	4,720,000	4,720,000
University of North Carolina Hospital Chapel Hill
Revenue, Series B,
1.900%, VRD	1,000,000	1,000,000
University of North Carolina Revenues (Citigroup
ROCS, Series RR-II-R-11292),
2.280%, VRD[1,2]	3,090,000	3,090,000
Wake County (School), Series B,
2.120%, VRD	6,390,000	6,390,000
Wake County, Series B,
2.120%, VRD	2,300,000	2,300,000

		145,122,000

Ohio—5.64%
Cleveland-Cuyahoga County Port Authority Revenue
(Special Buildings 1&3 LLC),
2.200%, VRD	11,670,000	11,670,000
Columbus (Citigroup ROCS, Series RR-II-R-11293),
2.280%, VRD[1,2]	6,000,000	6,000,000
Columbus Sewer Revenue (JP Morgan PUTTERs),
Series 2456, 2.250%, VRD[1,2]	2,800,000	2,800,000
Series 2466, 2.250%, VRD[1,2]	2,650,000	2,650,000
Columbus Sewer Revenue (Morgan Stanley Floaters
Certificates, Series 2384),
2.200%, VRD[1,2]	6,055,000	6,055,000
Columbus Sewer Revenue, Series B,
2.150%, VRD	3,530,000	3,530,000
Franklin County Hospital Revenue Subordinated
(Doctors OhioHealth), Series B,
2.070%, VRD	6,245,000	6,245,000
Mahoning County Housing Revenue (Youngstown
State University Project),
2.150%, VRD	21,530,000	21,530,000
Milford Exempted Village School District (JP
Morgan PUTTERs, Series 2471) (FSA Insured),
2.250%, VRD[1,2]	2,030,000	2,030,000
Ohio (Common Schools), Series D,
2.000%, VRD	20,000,000	20,000,000
Ohio Higher Educational Facilities Revenue (Case
Western), Series A,
2.100%, VRD	10,000,000	10,000,000
Ohio State University General Receipts, Series B,
2.100%, VRD	48,300,000	48,300,000

		140,810,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Oklahoma—0.93%
Oklahoma City Industrial & Cultural Facilities Trust
Educational Facilities Revenue (Oklahoma City
University Project),
2.150%, VRD	14,900,000	14,900,000
Tulsa County Industrial Authority Revenue (First
Meeting Montercau), Series A,
1.850%, VRD	8,225,000	8,225,000

		23,125,000

Pennsylvania—4.73%
Allegheny County Hospital Development Authority
Revenue (JP Morgan PUTTERs, Series 1281) (FGIC Insured),
2.900%, VRD[1,2]	32,125,000	32,125,000
Allegheny County Industrial Development Authority
Revenue (United Jewish Federation), Series B,
2.170%, VRD	3,775,000	3,775,000
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital Project), Series B,
1.870%, VRD	15,200,000	15,200,000
Philadelphia Water & Wastewater Revenue
Refunding, Series B (FSA Insured),
2.110%, VRD	4,700,000	4,700,000
Pittsburgh & Allegheny County Passports &
Exhibition Authority Commonwealth, Series A (FSA Insured),
2.180%, VRD	10,000,000	10,000,000
Somerset County (FSA Insured),
2.170%, VRD	6,645,000	6,645,000
State Public School Building Authority Revenue
(Albert Gallatin Area School) (FSA Insured),
2.170%, VRD	5,000,000	5,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education Refunding (University
Capital Project), Series B,
2.120%, VRD	11,500,000	11,500,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education Refunding (University
Capital Project), Series A,
2.200%, VRD	20,900,000	20,900,000
Series B,
2.120%, VRD	5,000,000	5,000,000
Wilkes Barre, Series B,
2.170%, VRD	3,250,000	3,250,000

		118,095,000

Puerto Rico—0.30%
Puerto Rico Commonwealth Refunding (Public
Improvement), Series A-2 (FSA Insured),
3.500%, VRD	7,600,000	7,600,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

South Carolina—0.83%
Richland County School District No. 001 (ABN
AMRO MuniTops Certificates Trust, Series 2003-29)
(FSA Insured),
2.270%, VRD[1,2]	10,000,000	10,000,000
South Carolina State Public Service Authority
Revenue (JP Morgan PUTTERs, Series 2462)
(AMBAC Insured),
2.600%, VRD[1,2]	10,770,000	10,770,000

		20,770,000

South Dakota—0.06%
Lawrence County Pollution Control Revenue
Refunding (Homestake Mining), Series B,
1.930%, VRD[1]	1,600,000	1,600,000

Tennessee—2.35%
Clarksville Public Building Authority Revenue,
Pooled Financing (Tennessee Municipal Bond Fund),
2.150%, VRD	20,000,000	20,000,000
Knoxville Waste Water System Revenue (JP Morgan
PUTTERs, Series 2306) (FSA Insured),
2.250%, VRD[1,2]	14,780,000	14,780,000
Memphis Electric Systems Revenue (JP Morgan
PUTTERs, Series 378) (MBIA Insured),
2.500%, VRD[1,2]	12,710,000	12,710,000
Metropolitan Government of Nashville & Davidson
County, Industrial Development Board Revenue
(YMCA Project),
2.150%, VRD	2,940,000	2,940,000
Shelby County Refunding, Series C,
2.200%, VRD	8,350,000	8,350,000

		58,780,000

Texas—10.25%
Austin Water & Wastewater Systems Revenue
(Morgan Stanley Floater Certificates, Series 1281)
(AMBAC Insured),
2.400%, VRD[1,2]	7,500,000	7,500,000
Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust, Series 2007-20)
(PSF-GTD),
2.270%, VRD[1,2]	10,005,000	10,005,000
Carrollton (JP Morgan PUTTERs, Series 2047)
(AMBAC Insured),
2.600%, VRD[1,2]	6,065,000	6,065,000
Dallas Waterworks & Sewer Systems Revenue (JP
Morgan PUTTERs, Series 1800B) (AMBAC Insured),
2.600%, VRD[1,2]	4,040,000	4,040,000
Fort Bend County (JP Morgan PUTTERs, Series 1326)
(FGIC Insured),
2.900%, VRD[1,2]	5,535,000	5,535,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas— (continued)
Harris County Health Facilities Development Corp.
Revenue (Methodist Hospital Systems), Series A,
2.150%, VRD	7,800,000	7,800,000
Harris County Health Facilities Development Corp.
Revenue (YMCA Greater Houston Area),
1.900%, VRD	1,300,000	1,300,000
Harris County Health Facilities Development Corp.
Revenue Refunding (St. Lukes Episcopal), Series A,
(FGIC Insured),
2.700%, VRD	20,000,000	20,000,000
Harris County Health Facilities Development Corp.
Special Facilities Revenue (Texas Medical Center
Project), Series B (FSA Insured),
1.900%, VRD	11,000,000	11,000,000
Harris County Refunding (Toll Road Sub Lien), (Pre-refunded
with US Government Securities to 08/01/08 @ 100)
5.000%, due 08/01/08	6,000,000	6,069,142
Houston (JP Morgan PUTTERs),
Series 2231, (FSA Insured),
2.250%, VRD[1,2]	6,215,000	6,215,000
Series 450, (MBIA Insured),
2.500%, VRD[1,2]	9,160,000	9,160,000
Houston Higher Education Finance Corp. Higher
Education Revenue Refunding (Rice University
Project), Series A,
2.000%, VRD	17,105,000	17,105,000
Houston Utilities System Revenue (JP Morgan
PUTTERs, Series 2493) (FSA Insured),
2.250%, VRD[1,2]	1,715,000	1,715,000
Houston Utility Systems Revenue (Citigroup ROCS,
Series RR-II-R-10282) (FSA Insured),
2.280%, VRD[1,2]	4,950,000	4,950,000
Joshua Independent School District Refunding
(Building) (Bank of America Austin Certificates,
Series 2007) (PSF-GTD),
2.250%, VRD[1,2]	8,483,000	8,483,000
Lampasas Independent School District (School
Building) (Bank of America Austin Certificates,
Series 2008) (PSF-GTD),
2.250%, VRD[1,2]	6,384,000	6,384,000
Lower Neches Valley Authority Industrial
Development Corp. Exempt Facilities Revenue
Refunding (ExxonMobile Project), Series A,
1.700%, VRD	2,000,000	2,000,000
Lubbock Cooper Independent School District (JP
Morgan PUTTERs, Series 1432) (PSF-GTD),
2.250%, VRD[1,2]	5,980,000	5,980,000
Manor Independent School District (Citigroup
ROCS, Series RR-II-R-11178) (PSF-GTD),
2.280%, VRD[1,2]	4,920,000	4,920,000
North Central Texas Health Facility Development
Corp. Hospital Revenue (Baylor Health Care System
Project), Series A,
2.000%, VRD	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas— (concluded)
Northwest Independent School District (Citigroup
ROCS, Series RR-II-R-11220) (PSF-GTD),
2.280%, VRD[1,2]	3,600,000	3,600,000
Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured),
2.500%, VRD[1,2]	13,550,000	13,550,000
San Antonio (Wachovia Bank Merlots), Series D-71,
2.240%, VRD[1,2]	3,000,000	3,000,000
San Antonio Water Revenue Refunding (ABN
AMRO MuniTops Certificates Trust Certificates,
Series 2007-16) (FGIC Insured),
2.650%, VRD[1,2]	12,000,000	12,000,000
Southwest Higher Education Authority, Inc.
(Southern Methodist University),
1.830%, VRD	900,000	900,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
2.280%, VRD[1,2]	6,215,000	6,215,000
Texas (JP Morgan PUTTERs),
Series 2337, 2.250%, VRD[1,2]	2,960,000	2,960,000
Series 2481, 2.250%, VRD[1,2]	2,200,000	2,200,000
Series 2490, 2.250%, VRD[1,2]	1,850,000	1,850,000
Series 2491, 2.250%, VRD[1,2]	3,050,000	3,050,000
Series 2492, 2.250%, VRD[1,2]	4,300,000	4,300,000
Texas State Transportation Commission Revenue
(First Tier) Series A,
5.000%, due 04/01/08	5,500,000	5,519,075
Texas State Transportation Commission Revenue (JP
Morgan PUTTERs, Series 2293),
2.250%, VRD[1,2]	4,400,000	4,400,000
Tyler Health Facilities Development Corp. Hospital
Revenue (Mother Frances Hospital), Series B,
2.150%, VRD	13,100,000	13,100,000
Waco (JP Morgan PUTTERs, Series 2040) (FGIC Insured),
2.900%, VRD[1,2]	9,730,000	9,730,000
White Settlement Independent School District
Refunding (School Building) (Bank of America
Austin Certificates, Series 2002) (PSF-GTD),
2.250%, VRD[1,2]	6,633,000	6,633,000
Williamson County (JP Morgan PUTTERs, Series
2190) (AMBAC Insured),
2.600%, VRD[1,2]	6,760,000	6,760,000

		255,993,217

Utah—1.16%
Intermountain Power Agency Power Supply Revenue
Refunding, Series A (MBIA Insured),
6.000%, due 07/01/08	4,200,000	4,242,802
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
2.170%, VRD	24,600,000	24,600,000

		28,842,802

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Vermont—0.38%
Vermont Educational & Health Buildings Financing
Agency Revenue (Middlebury College Project), Series A,
3.400%, VRD	9,605,000	9,605,000

Virginia—0.13%
Virginia State, Series B,
5.000%, due 06/01/08	3,285,000	3,307,462

Washington—4.41%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2482) (FSA Insured),
2.250%, VRD[1,2]	6,600,000	6,600,000
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (Wachovia
Bank Merlots), Series D76 (FSA Insured),
2.220%, VRD[1,2]	5,000,000	5,000,000
Central Puget Sound Regional Transportation
Authority Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.900%, VRD[1,2]	11,555,000	11,555,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
2.600%, VRD[1,2]	5,215,000	5,215,000
King County (JP Morgan PUTTERs, Series 1184)
(FGIC Insured),
2.900%, VRD[1,2]	6,350,000	6,350,000
King County Sewer Revenue (Junior Lien), Series A,
2.100%, VRD	20,280,000	20,280,000
Seattle Municipal Light & Power Revenue,
2.080%, VRD	2,000,000	2,000,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170) (FSA Insured),
2.230%, VRD[1,2]	5,085,000	5,085,000
Snohomish County Public Utility District No. 001,
Electric Revenue Refunding (Generation Systems),
Series A (FSA Insured),
2.110%, VRD	7,790,000	7,790,000
Washington Health Care Facilities Authority
Revenue (Multicare Health Systems), Series D (FSA Insured),
1.880%, VRD	7,850,000	7,850,000
Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
2.130%, VRD	7,865,000	7,865,000
Washington Motor Vehicle Fuel Tax, Series B
(Depfa Floating Certificates Series 3003),
2.270%, VRD[1,2]	3,750,000	3,750,000
Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.280%, VRD[1,2]	4,995,000	4,995,000
Series-RR-II-R-12220),
2.290%, VRD[1,2]	4,800,000	4,800,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Washington—(concluded)
Washington State Housing Finance Commission
Nonprofit Revenues (Bush School Project),
2.640%, VRD	6,700,000	6,700,000
Washington State Refunding, Series R-A (AMBAC Insured),
5.000%, due 01/01/09	4,270,000	4,348,902

		110,183,902

Wyoming—0.17%
Sweetwater County Hospital Revenue (Memorial
Hospital Project), Series A,
2.180%, VRD	4,280,000	4,280,000

Total municipal bonds and notes (cost—$2,057,352,170)		2,057,352,170

Tax-exempt commercial paper—9.70%

Florida—1.37%
City of Jacksonville,
2.950%, due 02/14/08	12,460,000	12,460,000
Florida Local Government Finance Commission,
3.100%, due 02/12/08	10,000,000	10,000,000
Jacksonville Electric Authority,
3.400%, due 03/11/08	11,700,000	11,700,000

		34,160,000

Georgia—0.44%
Burke County Development Authority Revenue
(Oglethorpe Power Corp.),
3.520%, due 02/07/08	5,000,000	5,000,000
Emory University,
2.840%, due 02/21/08	6,000,000	6,000,000

		11,000,000

Illinois—1.55%
Evanston Hospital,
2.900%, due 03/13/08	15,000,000	15,000,000
2.750%, due 03/20/08	10,000,000	10,000,000
Illinois Educational Facilities Authority Revenue,
3.520%, due 02/07/08	6,000,000	6,000,000
3.330%, due 02/12/08	7,700,000	7,700,000

		38,700,000

Maryland—0.20%
Baltimore County,
2.700%, due 04/09/08	5,000,000	5,000,000

Massachusetts—0.48%
Massachusetts Water Authority,
3.320%, due 02/06/08	12,000,000	12,000,000

Nevada—0.60%
Las Vegas Valley Water District,
3.370%, due 02/14/08	15,000,000	15,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

New York—0.40%
New York City Municipal Water Authority,
3.420%, due 02/12/08	10,000,000	10,000,000

South Carolina—0.48%
South Carolina Public Service,
3.370%, due 02/13/08	12,090,000	12,090,000

Tennessee—0.90%
Tennessee State School Bond Authority,
3.200%, due 02/07/08	14,623,000	14,623,000
3.450%, due 02/11/08	7,956,000	7,956,000

		22,579,000

Texas—2.36%
Board of Regents of the Texas A&M University,
3.420%, due 02/06/08	10,000,000	10,000,000
City of Houston,
3.380%, due 02/07/08	5,000,000	5,000,000
3.350%, due 03/10/08	7,150,000	7,150,000
Metro Transit Authority Harris County,
1.950%, due 04/03/08	10,000,000	10,000,000
San Antonio Electric and Gas, Series A,
3.320%, due 03/12/08	6,200,000	6,200,000
University of Texas University Revenue,
3.400%, due 04/14/08	10,500,000	10,500,000
University of Texas,
2.800%, due 06/06/08	10,000,000	10,000,000

		58,850,000

Utah—0.23%
Intermountain Power Agency Power Supply Revenue
Refunding, Series A (MBIA Insured),
2.850%, due 03/07/08	5,700,000	5,700,000

Washington—0.69%
King County Sewer Revenue,
3.350%, due 02/13/08	6,400,000	6,400,000
Port of Tacoma,
2.800%, due 02/19/08	10,900,000	10,900,000

		17,300,000

Total tax-exempt commercial paper (cost—$242,379,000)		242,379,000

	Number of
	shares

Money market funds—1.63%

AIM Tax Free Investments,
2.150%	30,800,000	30,800,000
Blackrock Provident Municipal Fund,
1.925%	10,000,000	10,000,000

Total money market funds (cost—$40,800,000)		40,800,000

Tax-Free Master Fund
Schedule of investments – January 31, 2008 (unaudited)

Total investments (cost—$2,340,531,170 which approximates cost for federal income tax purposes)[3]—93.70%
2,340,531,170

Other assets in excess of liabilities—6.30%	157,299,491

Net assets—100.00%	2,497,830,661

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 20.31% of net assets as of January 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

MBIA	Municipal Bond Investors Assurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

TCRs	Transferable Custodial Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2008 and reset periodically.

Weighted average maturity–17 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 31, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 31, 2008